RETIREMENT PLANS (Details 5) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
U.S. PENSION
Net periodic benefit costs
Service cost- employee benefits earned during the year	$ 46.7	$ 50.6	$ 47.2
Interest cost on benefit obligation	63.4	62.6	59.0
Expected return on plan assets	(100.6)	(90.1)	(75.5)
Recognition of net actuarial loss	31.8	24.7	15.9
Amortization of prior service cost (benefit)	(4.2)	0.5	0.5
Settlements/Curtailments		0.3
Total expense	37.1	48.6	47.1
INTERNATIONAL PENSION
Net periodic benefit costs
Service cost- employee benefits earned during the year	23.1	18.9	14.9
Interest cost on benefit obligation	28.2	26.7	24.6
Expected return on plan assets	(22.5)	(17.0)	(16.4)
Recognition of net actuarial loss	5.7	4.0	1.6
Amortization of prior service cost (benefit)	0.1	0.4	0.3
Settlements/Curtailments	1.3	0.1	0.5
Total expense	35.9	33.1	25.5
U.S. POSTRETIREMENT HEALTH CARE
Net periodic benefit costs
Service cost- employee benefits earned during the year	2.2	2.0	2.0
Interest cost on benefit obligation	9.0	8.8	9.5
Expected return on plan assets	(1.4)	(1.5)	(1.4)
Recognition of net actuarial loss	0.2	0.2	4.3
Amortization of prior service cost (benefit)	0.1	(0.4)	(5.9)
Settlements/Curtailments			0.9
Total expense	$ 10.1	$ 9.1	$ 9.4